LEASES (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
LEASES
Operating lease cost	$ 77,115	$ 76,627
Short-term lease cost	$ 361	$ 7,889
Remaining lease terms	11 months		17 months
Weighted average remaining lease term	11 months 1 day
Weighted average discount rate	6.41%